FAIR VALUE OF FINANCIAL INSTRUMENTS- Allocation of Financial Instruments - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Fair Value Measurement [Abstract]
Hedging, financial assets	$ 246	$ 582
Hedging, financial liabilities	593	267
Preferred shares	$ 20	$ 20